Warrants (Details) - Schedule of warrants outstanding and exercisable	9 Months Ended
Sep. 30, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants Outstanding	11,575,000
Weighted Avg. Remaining Life	1 year 2 months 1 day
Warrants Exercisable	11,575,000
$0.0004 – 0.20 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	11,450,000
Weighted Avg. Remaining Life	1 year 2 months 1 day
Warrants Exercisable	11,450,000
$0.0004 – 0.20 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Minimum (in Dollars per share) | $ / shares	$ 0.0004
$0.0004 – 0.20 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Minimum (in Dollars per share) | $ / shares	0.2
0.40 [Member]
Class of Warrant or Right [Line Items]
Exercise Price, Maximum (in Dollars per share) | $ / shares	$ 0.4
Warrants Outstanding	125,000
Weighted Avg. Remaining Life	1 year 3 months
Warrants Exercisable	125,000